Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Contract revenue	$ 1,108	$ 778	$ 1,962	$ 822	$ 2,291	$ 394
Grant income	250	15	500	43	470	172
Total revenue	1,358	793	2,462	865	2,761	566
Operating expenses:
Research and development	9,247	5,235	16,849	10,138	21,957	15,956
General and administrative	13,882	4,554	19,141	8,865	21,250	9,304
Total operating expenses	23,129	9,789	35,990	19,003	43,207	25,260
Loss from operations	(21,771)	(8,996)	(33,528)	(18,138)	(40,446)	(24,694)
Other income (expense):
Interest income, net	27	2	31	2	11	88
Change in fair value of contingent earnout liability	8,878	0	8,878	0
Gain on extinguishment of convertible notes	1,289	0	1,289	0
Change in fair value of convertible notes					0	(720)
Change in preferred stock tranche liability	0	(2,918)	0	(14,742)	(14,742)	5,748
Loss on impairment of fixed assets					(22)	(238)
Other income (expense)	25	(95)	(30)	(131)	(120)	(46)
Total other income (expense), net	10,219	(3,011)	10,168	(14,871)	(14,873)	4,832
Net loss	$ (11,552)	$ (12,007)	$ (23,360)	$ (33,009)	(55,319)	(19,862)
Other comprehensive gain (loss):
Unrealized gain (loss) on investments					0	(13)
Comprehensive loss					$ (55,319)	$ (19,875)
Net loss per share, basic	$ (0.86)	$ (4.13)	$ (2.8)	$ (11.45)	$ (3.72)	$ (1.43)
Net loss per share, diluted	$ (0.86)	$ (4.13)	$ (2.8)	$ (11.45)	$ (3.72)	$ (1.43)
Weighted-average shares outstanding, basic	13,446,622	2,909,105	8,336,451	2,883,582	14,881,325	13,862,582
Weighted-average shares outstanding, diluted	13,446,622	2,909,105	8,336,451	2,883,582	14,881,325	13,862,582